UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
Total revenues	$ 107,934	$ 86,219	$ 79,832	$ 79,266	$ 100,600	$ 85,297	$ 77,934	$ 81,208	$ 353,251	$ 345,039	$ 462,397
Net income (loss)	$ 7,170	$ (12,504)	$ 2,880	$ 5,052	$ (63,831)	$ 22,942	$ 4,677	$ 7,100	$ 2,598	$ (29,112)	$ 22,798
Earnings (loss) per share - Basic (in dollars per share)	$ 0.25	$ (0.43)	$ 0.09	$ 0.16	$ (1.98)	$ 0.70	$ 0.14	$ 0.21	$ 0.09	$ (0.88)	$ 0.52
Earnings (loss) per share - Diluted (in dollars per share)	$ 0.25	$ (0.43)	$ 0.09	$ 0.16	$ (1.98)	$ 0.70	$ 0.14	$ 0.21	$ 0.09	$ (0.88)	$ 0.52